8. CAPITAL AND RESERVES: Schedule of continuity of warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants, Outstanding, Number of Options	20,886,308	4,719,641	8,834,841
Warrants, Outstanding, Number of Options Issued	0	16,666,667	0
Warrants, Outstanding, Number of Options Exercised	0	0	0
Warrants, Outstanding, Number of Options Expired	(4,219,641)	(500,000)	(4,115,000)
Warrants, Outstanding, Number of Options	16,666,667	20,886,308	4,719,641
Warrants, Weighted Average Exercise Price	$ 0.14	$ 0.22	$ 0.29
Warrants, Weighted Average Exercise Price, Issued	0	0.125	0
Warrants, Weighted Average Exercise Price, Exercised	0	0	0
Warrants, Weighted Average Exercise Price, Expired	0.2	0.4	0.38
Warrants, Weighted Average Exercise Price	$ 0.125	$ 0.14	$ 0.22
Warrants 1
Warrants, Expiry Date	Oct. 23, 2023
Warrants, Exercise Price	$ 0.2
Warrants, Number of Options	4,219,641
Warrants, Number of Options Issued	0
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	(4,219,641)
Warrants, Number of Options	0	4,219,641
Warrants 2
Warrants, Expiry Date	Feb. 28, 2025
Warrants, Exercise Price	$ 0.125
Warrants, Number of Options	16,666,667
Warrants, Number of Options Issued	0
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	0
Warrants, Number of Options	16,666,667	16,666,667
Warrants 3
Warrants, Expiry Date		Feb. 25, 2022
Warrants, Exercise Price		$ 0.4
Warrants, Number of Options	0	500,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		(500,000)
Warrants, Number of Options		0	500,000
Warrants 4
Warrants, Expiry Date		Oct. 23, 2023
Warrants, Exercise Price		$ 0.2
Warrants, Number of Options	4,219,641	4,219,641
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		4,219,641	4,219,641
Warrants 5
Warrants, Expiry Date		Feb. 28, 2025
Warrants, Exercise Price		$ 0.125
Warrants, Number of Options	16,666,667	0
Warrants, Number of Options Issued		16,666,667
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		16,666,667	0
Warrants 6
Warrants, Expiry Date			Nov. 09, 2021
Warrants, Exercise Price			$ 0.4
Warrants, Number of Options		0	2,500,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			(2,500,000)
Warrants, Number of Options			0
Warrants 7
Warrants, Expiry Date			Dec. 17, 2021
Warrants, Exercise Price			$ 0.4
Warrants, Number of Options		0	1,160,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			(1,160,000)
Warrants, Number of Options			0
Warrants 8
Warrants, Expiry Date			Dec. 18, 2021
Warrants, Exercise Price			$ 0.2
Warrants, Number of Options		0	455,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			(455,000)
Warrants, Number of Options			0
Warrants 9
Warrants, Expiry Date			Feb. 25, 2022
Warrants, Exercise Price			$ 0.4
Warrants, Number of Options		500,000	500,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			500,000
Warrants 10
Warrants, Expiry Date			Oct. 23, 2023
Warrants, Exercise Price			$ 0.2
Warrants, Number of Options		4,219,641	4,219,641
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			4,219,641